LEASES	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
LEASES

NOTE 18 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2015, follows:

(In thousands)
2016	$1,054
2017	862
2018	809
2019	720
2020	666
2021 and thereafter	253
Total	$4,364

Rental expense on operating leases totaled $1.2 million, $1.3 million and $1.2 million in 2015, 2014 and 2013, respectively.